Schedule of Investments(a)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–93.45%
Advertising–1.00%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$57,000	$53,898
Lamar Media Corp., 3.63%, 01/15/2031	57,000	49,365
		103,263
Aerospace & Defense–1.48%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	24,000	24,302
7.13%, 12/01/2031(b)	25,000	25,674
6.63%, 03/01/2032(b)	102,000	102,430
		152,406
Aluminum–0.49%
Novelis Corp., 4.75%, 01/30/2030(b)	55,000	50,854
Apparel Retail–0.50%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	63,000	51,431
Application Software–0.75%
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	52,000	50,965
6.50%, 06/01/2032(b)	26,000	26,091
		77,056
Automobile Manufacturers–1.50%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	178,000	154,400
Automotive Parts & Equipment–2.97%
Cougar JV Subsidiary, LLC, 8.00%, 05/15/2032(b)	51,000	52,604
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	27,000	24,781
Phinia, Inc., 6.75%, 04/15/2029(b)	76,000	76,650
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	150,000	152,740
		306,775
Automotive Retail–4.03%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	169,000	154,423
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	58,000	53,945
8.25%, 08/01/2031(b)	98,000	101,766
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	118,000	105,217
		415,351
Broadcasting–0.19%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	5,000	4,994
Gray Television, Inc.,
7.00%, 05/15/2027(b)	6,000	5,301
5.38%, 11/15/2031(b)	9,000	5,007
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	7,000	4,755
		20,057
	Principal Amount	Value
Broadline Retail–0.96%
Kohl’s Corp., 4.63%, 05/01/2031	$60,000	$48,440
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(b)	23,000	21,945
4.50%, 12/15/2034	33,000	28,339
		98,724
Cable & Satellite–2.87%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	17,000	16,259
4.75%, 03/01/2030(b)	43,000	36,663
4.75%, 02/01/2032(b)	60,000	48,361
CSC Holdings LLC, 5.38%, 02/01/2028(b)	200,000	140,675
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	6,000	3,903
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	53,000	50,374
		296,235
Casinos & Gaming–3.44%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	180,426
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	174,338
		354,764
Commercial & Residential Mortgage Finance–0.50%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	52,000	51,791
Commodity Chemicals–1.59%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	166,000	163,606
Consumer Finance–1.26%
FirstCash, Inc., 6.88%, 03/01/2032(b)	77,000	76,452
Navient Corp.,
5.00%, 03/15/2027	38,000	36,092
9.38%, 07/25/2030	17,000	17,789
		130,333
Diversified Banks–0.53%
Citigroup, Inc.,
Series X, 3.88%(c)(d)	46,000	43,392
Series Z, 7.38%(c)(d)	11,000	11,286
		54,678
Diversified Financial Services–4.30%
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	50,000	50,508
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	55,000	51,029
7.13%, 04/30/2031(b)	25,000	25,468
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	184,046
Macquarie Airfinance Holdings Ltd. (United Kingdom), 6.50%, 03/26/2031(b)	75,000	76,226

See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

	Principal Amount	Value
Diversified Financial Services–(continued)
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	$59,000	$55,931
		443,208
Diversified Metals & Mining–0.49%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	51,000	50,346
Diversified Support Services–0.74%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	51,000	51,574
7.75%, 03/15/2031(b)	24,000	25,081
		76,655
Drug Retail–0.47%
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	56,000	48,939
Electric Utilities–2.03%
Entergy Corp., 7.13%, 12/01/2054(c)	6,000	5,981
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	50,000	53,661
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	52,000	51,198
7.75%, 10/15/2031(b)	95,000	98,776
		209,616
Electrical Components & Equipment–0.74%
EnerSys,
4.38%, 12/15/2027(b)	56,000	52,856
6.63%, 01/15/2032(b)	23,000	23,207
		76,063
Electronic Components–0.44%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	53,000	45,769
Electronic Manufacturing Services–0.99%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	102,000	102,305
Environmental & Facilities Services–0.73%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	74,000	75,574
Gold–0.50%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	51,000	51,197
Health Care Facilities–1.22%
Encompass Health Corp., 4.50%, 02/01/2028	56,000	52,950
Tenet Healthcare Corp., 6.75%, 05/15/2031(b)	72,000	72,750
		125,700
Health Care REITs–0.76%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(e)	79,000	68,353
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	16,000	10,400
		78,753
	Principal Amount	Value
Health Care Services–3.07%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	$59,000	$56,133
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	26,000	26,063
8.00%, 12/15/2027(b)	24,000	24,029
5.25%, 05/15/2030(b)	30,000	24,927
4.75%, 02/15/2031(b)	35,000	27,663
DaVita, Inc., 3.75%, 02/15/2031(b)	64,000	53,755
Select Medical Corp., 6.25%, 08/15/2026(b)	52,000	52,052
Star Parent, Inc., 9.00%, 10/01/2030(b)	50,000	52,200
		316,822
Health Care Supplies–0.74%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	84,000	76,527
Hotel & Resort REITs–2.21%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	52,000	51,716
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	58,000	50,775
Service Properties Trust,
4.75%, 10/01/2026	107,000	100,138
5.50%, 12/15/2027	28,000	25,745
		228,374
Hotels, Resorts & Cruise Lines–3.25%
Carnival Corp.,
6.00%, 05/01/2029(b)	30,000	29,339
10.50%, 06/01/2030(b)	48,000	52,205
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(b)	75,000	74,197
IRB Holding Corp., 7.00%, 06/15/2025(b)	100,000	100,092
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	80,000	79,686
		335,519
Independent Power Producers & Energy Traders–1.23%
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	53,000	50,424
3.75%, 02/15/2031(b)	30,000	26,201
Vistra Corp., Series C, 8.88%(b)(c)(d)	48,000	49,822
		126,447
Industrial Conglomerates–0.46%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	48,000	47,409
Industrial Machinery & Supplies & Components–1.75%
Enpro, Inc., 5.75%, 10/15/2026	52,000	51,458
ESAB Corp., 6.25%, 04/15/2029(b)	52,000	52,184
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	84,000	76,833
		180,475
Insurance Brokers–0.95%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	51,000	51,167
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

	Principal Amount	Value
Insurance Brokers–(continued)
HUB International Ltd.,
7.25%, 06/15/2030(b)	$25,000	$25,418
7.38%, 01/31/2032(b)	21,000	21,088
		97,673
Integrated Telecommunication Services–2.63%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	25,000	25,650
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	200,000	198,723
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	53,000	47,038
		271,411
Interactive Media & Services–0.49%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	53,000	50,238
Leisure Facilities–3.61%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	62,000	67,162
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	104,000	102,570
8.13%, 01/15/2029(b)	25,000	26,137
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	51,000	51,069
Viking Cruises Ltd.,
7.00%, 02/15/2029(b)	25,000	25,066
9.13%, 07/15/2031(b)	46,000	49,587
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	53,000	50,865
		372,456
Leisure Products–0.49%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	51,000	50,848
Marine Transportation–1.26%
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	100,000	101,816
7.63%, 02/15/2031(b)	28,000	28,624
		130,440
Metal, Glass & Plastic Containers–1.22%
Ball Corp., 6.00%, 06/15/2029	50,000	50,144
OI European Group B.V., 4.75%, 02/15/2030(b)	83,000	76,148
		126,292
Office REITs–0.99%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	49,000	50,761
Office Properties Income Trust, 9.00%, 03/31/2029(b)	56,000	51,474
		102,235
Oil & Gas Drilling–2.45%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	81,000	80,039
8.63%, 03/15/2029(b)	25,000	25,583
Transocean, Inc., 8.75%, 02/15/2030(b)	45,900	47,917
	Principal Amount	Value
Oil & Gas Drilling–(continued)
Valaris Ltd., 8.38%, 04/30/2030(b)	$96,000	$99,303
		252,842
Oil & Gas Equipment & Services–0.53%
Oceaneering International, Inc., 6.00%, 02/01/2028	55,000	54,236
Oil & Gas Exploration & Production–4.73%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	149,000	150,516
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	53,000	51,060
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	77,000	77,953
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	14,000	13,521
6.00%, 02/01/2031(b)	65,000	62,172
8.38%, 11/01/2033(b)	27,000	28,902
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	49,000	50,873
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	51,000	53,054
		488,051
Oil & Gas Refining & Marketing–1.27%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	75,000	75,381
Sunoco L.P.,
7.00%, 05/01/2029(b)	24,000	24,526
7.25%, 05/01/2032(b)	30,000	30,734
		130,641
Oil & Gas Storage & Transportation–6.92%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(b)	47,000	47,528
7.25%, 07/15/2032(b)	30,000	30,585
EQM Midstream Partners L.P., 6.50%, 07/15/2048	101,000	101,119
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	75,000	75,385
8.88%, 04/15/2030	26,000	27,192
7.88%, 05/15/2032	26,000	26,070
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	25,000	25,467
8.38%, 02/15/2032(b)	27,000	27,516
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	74,000	76,110
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/2026(b)(f)	51,000	52,358
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	77,000	77,264
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	51,000	52,158
9.50%, 02/01/2029(b)	53,000	57,513
9.88%, 02/01/2032(b)	35,000	37,552
		713,817
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

	Principal Amount	Value
Paper & Plastic Packaging Products & Materials–0.50%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	$52,000	$51,228
Passenger Airlines–1.47%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	157,000	151,954
Passenger Ground Transportation–1.00%
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	109,000	102,962
Personal Care Products–0.49%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)	50,000	50,393
Real Estate Development–0.84%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	51,000	53,657
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	31,000	32,659
		86,316
Research & Consulting Services–0.70%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	77,000	71,676
Restaurants–0.74%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	85,000	76,545
Semiconductor Materials & Equipment–0.49%
Entegris, Inc., 5.95%, 06/15/2030(b)	51,000	50,244
Specialized Consumer Services–1.02%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	119,000	105,618
Specialized Finance–0.50%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	50,000	51,470
Steel–1.20%
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(b)	47,000	46,523
7.00%, 03/15/2032(b)	52,000	51,348
6.25%, 10/01/2040	31,000	26,309
		124,180
Systems Software–1.21%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	77,000	74,341
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	57,000	50,660
		125,001
	Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.48%
Seagate HDD Cayman, 9.63%, 12/01/2032		$44,000	$49,870
Telecom Tower REITs–0.74%
SBA Communications Corp., 3.13%, 02/01/2029		87,000	76,611
Trading Companies & Distributors–3.30%
Air Lease Corp., Series B, 4.65%(c)(d)		55,000	52,042
Aircastle Ltd., 5.25%(b)(c)(d)		107,000	102,186
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)		26,000	24,888
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)		58,000	56,102
7.88%, 12/01/2030(b)		101,000	105,626
			340,844
Wireless Telecommunication Services–1.05%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(c)		128,000	108,568
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,487,798)			9,642,082
Non-U.S. Dollar Denominated Bonds & Notes–2.17%(g)
Casinos & Gaming–1.03%
Allwyn International A.S. (Czech Republic), 3.88%, 02/15/2027(b)	EUR	100,000	106,362
Wireless Telecommunication Services–1.14%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	125,000	118,048
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $215,754)			224,410
	Shares
Money Market Funds–3.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(h)(i)		114,817	114,817
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(h)(i)		81,738	81,762
Invesco Treasury Portfolio, Institutional Class, 5.22%(h)(i)		131,220	131,220
Total Money Market Funds (Cost $327,806)			327,799
TOTAL INVESTMENTS IN SECURITIES–98.80% (Cost $10,031,358)			10,194,291
OTHER ASSETS LESS LIABILITIES—1.20%			124,042
NET ASSETS–100.00%			$10,318,333
Investment Abbreviations:
EUR	– Euro
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $8,540,173, which represented 82.77% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$182,963	$445,400	$(513,546)	$-	$-	$114,817	$1,409
Invesco Liquid Assets Portfolio, Institutional Class	130,715	318,143	(367,081)	(6)	(9)	81,762	1,025
Invesco Treasury Portfolio, Institutional Class	209,101	509,029	(586,910)	-	-	131,220	1,606
Total	$522,779	$1,272,572	$(1,467,537)	$(6)	$(9)	$327,799	$4,040

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/22/2024	Citibank, N.A.	EUR	176,000	USD	190,499	$(1,156)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$9,642,082	$—	$9,642,082
Non-U.S. Dollar Denominated Bonds & Notes	—	224,410	—	224,410
Money Market Funds	327,799	—	—	327,799
Total Investments in Securities	327,799	9,866,492	—	10,194,291
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,156)	—	(1,156)
Total Investments	$327,799	$9,865,336	$—	$10,193,135

*	Unrealized appreciation (depreciation).
Invesco SMA High Yield Bond Fund